Stockholders' Equity (Vaporin Inc) (Details Narrative) - USD ($)														1 Months Ended		2 Months Ended	3 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 08, 2014	Aug. 29, 2014	Jul. 31, 2014	May. 30, 2014	Apr. 02, 2014	Jan. 22, 2014	Jan. 14, 2014	Dec. 27, 2013	Dec. 27, 2013	Oct. 29, 2013	Jun. 15, 2013	Mar. 15, 2013	Mar. 31, 2014	Jan. 31, 2014	May. 31, 2014	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Sep. 02, 2014	Apr. 08, 2014
Common stock, shares authorized									50,000,000	50,000,000							50,000,000		50,000,000	50,000,000
Common stock, par value																	$ 0.001		$ 0.001	$ 0.001
Preferred stock, shares authorized									1,000,000	1,000,000							1,000,000		1,000,000	1,000,000
Preferred stock, par value																	$ 0.001		$ 0.001	$ 0.001
Common stock reverse stock split									1-for-5	ratio of 1-for-5
Common stock outstanding																	6,727,152		3,352,382	3,242,906
Preferred stock, shares issued
Common stock, shares issued																	6,727,152		3,352,382	3,242,906
Proceeds from Issuance of Common Stock																			$ (109,104)	$ 9,125,103
Preferred stock, shares outstanding
Process from private placement											$ 9,000,000						$ 2,941,960	$ (109,104)
Common stock issued for services, value																			$ 1,602,933	$ 87,000
Common stock issued for services												4,000	4,000
RSUs, vesting period																	1 year 7 months 6 days
Common stock price per share																	$ 5.10
Share-based Payment Grant Date Fair Value																	3,947		50,000	8,000
Option exercisable per share																	$ 11.30		$ 10.85
Fair value of stock price																	$ 5.20
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate																				46.30%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate																				2.62%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term																			5 years	6 years 3 months 18 days
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term																			7 years	10 years
Vaporin Inc [Member]
Common stock, shares authorized																			200,000,000	200,000,000
Common stock, par value																			$ 0.0001	$ 0.0001
Preferred stock, shares authorized																			50,000,000	50,000,000
Preferred stock, par value																			$ 0.0001	$ 0.0001
Common stock reverse stock split		1-for-50 reverse stock split
Common stock outstanding		3,826,493																	4,893,254	700,000
Common stock, shares issued																			4,893,254	700,000
Proceeds from Issuance of Common Stock																			$ 3,857,470
Conversion of notes, shares converted							10,000
Process from private placement		$ 3,142,854
Common stock issued for services, value																			$ 355,120
Common stock issued for services																			196,000
Stock based compensation and consulting																			$ 3,284
RSUs, vesting period																			5 years
Share-based Payment Grant Date Fair Value																			17,650
Share-based Payment Award, Options, Vested, Number of Shares																			5,000
Option exercisable per share																			$ 19.00
Stock Granted, Value, Share-based Compensation																			$ 50,000
Fair value of stock price		$ 5.50																	$ 3.53
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate								131.00%											127.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term								5 years											5 years
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate								1.65%											1.70%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value																			$ 0
Stock based compensation expense not yet recognized pertaining to unvested options and stock grants																			$ 2,047,883
Vaporin Inc [Member] | Employment Agreement [Member]
Option exercisable per share				$ 4.15
Vaporin Inc [Member] | Greg Brauser [Member]
Number of restricted stock units granted					200,000
Vaporin Inc [Member] | Scott Frohman [Member]
Number of restricted stock units granted					200,000
Vaporin Inc [Member] | Vice President [Member] | Employment Agreement [Member]
Number of restricted stock units granted				10,000
RSUs, vesting period				3 years
Share-based Payment Grant Date Fair Value, per shares				$ 5.00
Share-based Payment Award, Options, Vested, Number of Shares				5,000
Stock Granted, Value, Share-based Compensation				$ 50,000
Vaporin Inc [Member] | Marlin Capital Investments, LLC [Member]
Number of restricted stock units granted					400,000
Vaporin Inc [Member] | Private Placement [Member]
Preferred stock, par value	$ 5.50		$ 5.50			$ 5.00										$ 5.00
Common stock, shares issued	40,000		160,000												115,000
Proceeds from Issuance of Common Stock	$ 220,000		$ 880,000
Number of private placement shares closed						503,993
Process from private placement	201,000		822,000			$ 2,529,965									$ 1,043,500
Placement agents fees															$ 31,500
Common stock issued for services, value														$ 255,000		$ 510,000
Common stock issued for services														51,000		102,000
Legal fees, filing fees and escrow expenses	$ 18,700		$ 58,000
Stock issued, per share														$ 5.00		$ 5.00		$ 5.00
Stock based consulting														$ 255,000		$ 510,000
Vaporin Inc [Member] | Private Placement [Member] | Deferred Compensation, Share-based Payments [Member]
Common stock issued for services																			34,250
Stock based consulting																			$ 124,375
Vaporin Inc [Member] | Private Placement [Member] | Chardan Capital Markets, LLC [Member]
Commission for private placement						10.00%
Common stock issued for services, value						$ 144,997
Common stock issued for services						28,999
Term of Warrants						5 years
Warrants, exercise price						$ 5.00
Legal fees, filing fees and escrow expenses						$ 2,290,768
Vaporin Inc [Member] | Series A Preferred Stock [Member]
Preferred stock, shares authorized																			100,000	100,000
Preferred stock, par value																			$ 0.0001	$ 0.0001
Preferred stock, shares issued															60,000				0	0
Preferred stock, shares outstanding																			0	0
Vaporin Inc [Member] | Series B Preferred Stock [Member]
Preferred stock, shares authorized																			5,000,000	5,000,000
Preferred stock, par value																			$ 0.0001	$ 0.0001
Preferred stock, shares issued																			100,000	0
Preferred stock, shares outstanding																			100,000	0
Preferred stock, liquidation preference per share																			$ 0.0001
Maximum percentage of common stock outstanding, beneficial owner at cost																			9.99%
Vaporin Inc [Member] | Series B Preferred Stock [Member] | Private Placement [Member]
Preferred stock, par value															$ 5.00
Preferred stock, shares issued															100,000
Vaporin Inc [Member] | Series C Preferred Stock [Member]
Preferred stock, shares authorized																			100,000	100,000
Preferred stock, par value																			$ 0.0001	$ 0.0001
Preferred stock, shares issued																			1,550	0
Preferred stock, shares outstanding																			1,550	0
Preferred stock, liquidation preference per share																			$ 0.0001
Maximum percentage of common stock outstanding, beneficial owner at cost																			9.99%
Stock conversion																			1 share of Series C Preferred Stock-for-1,000 shares of common stock basis
Preferred stock, dividend preference																			0
Conversion of notes, shares converted																			100,000
Vaporin Inc [Member] | Series E Preferred Stock [Member]
Preferred stock, shares authorized																			2	2
Preferred stock, par value																			$ 0.0001	$ 0.0001
Preferred stock, shares issued																			0	0
Preferred stock, shares outstanding																			0	0
Vaporin Inc [Member] | Share Exchange [Member]
Common stock, shares issued															1,883,250
Issued and outstanding common stock, exchange of shares															700,000
Notes, aggregate principal amount															$ 285,710
Conversion of notes, shares converted															2,000
Vaporin Inc [Member] | Share Exchange [Member] | Series A Preferred Stock [Member]
Preferred stock, shares issued																						60,000
Vaporin Inc [Member] | Share Exchange [Member] | Series E Preferred Stock [Member]
Common stock, shares authorized																					285,714.29
Vaporin Inc [Member] | 2014 Equity Incentive Plan [Member] | Minimum [Member]
Common stock, shares issued					5,000,000
Vaporin Inc [Member] | 2014 Equity Incentive Plan [Member] | Maximum [Member]
Common stock, shares issued					1,000,000
Vaporin Inc [Member] | Restricted Stock Units (RSUs) [Member]
Stock based compensation and consulting																			$ 1,239,129
RSUs, vesting period																			3 years